Discontinued Operations (Details Textual) - USD ($)	1 Months Ended			12 Months Ended
	Jun. 25, 2020	Mar. 31, 2020	Mar. 31, 2020	Jun. 30, 2020
Exchange for cash consideration			$ 600,000
Disposition of purchase agreement				The Company sold Sunway Kids and its subsidiaries to a third party for $2.4 million in June 2020.
Sunway Kids [Member]
Disposition of purchase agreement	The Company, Sunway Kids and Mr. Yanliang Han (the "SK Purchaser"), an unrelated third party, entered into a share purchase agreement (the "Disposition SPA"). Pursuant to the Disposition SPA, the SK Purchaser agreed to purchase Sunway Kids in exchange for cash consideration of $2.4 million. Upon closing of the transaction, the SK Purchaser became the sole shareholder of Sunway Kids and as a result, assumed all assets and liabilities of all the subsidiaries and variable interest entities (the "VIE") owned or controlled by Sunway Kids. The SK Purchaser settled $1.0 million of its payment obligation in November 2020 through a tri-party settlement agreement executed on September 29, 2020 among the Company, SK Purchaser and the Asset Seller. Although the SK Purchaser is current with its installment payment, the Company will recognize the remaining installment payment on a cash basis as collectability of the remaining $1.4 million cannot be reasonably assured. The disposition of Sunway Kids resulted in the recognition of a loss of approximately $0.8 million that is recorded in the accompanying consolidated statements of operations and comprehensive income (loss) in the caption of "loss from discontinued operations."
BVI-ACM [Member]
Disposition of purchase agreement		The Company, BVI-ACM, a wholly owned subsidiary of the Company, and Mr. Xianfu Han and Mr. Weili He (the "Purchasers"), two former officers (CEO and CFO) and collectively held less than 5% ordinary shares of the Company currently, entered into a share purchase agreement (the "Disposition SPA"). Pursuant to the Disposition SPA, the Purchasers agreed to purchase BVI-ACM in exchange for cash consideration of $600,000.